Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net income	$ 633	$ 687	$ 612
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in losses of investee	4	4	2
Deferred income taxes	(108)	(134)	(116)
Foreign currency (gain) loss	(1)	(2)	2
Depreciation	127	126	135
Amortization of intangible assets	431	400	439
Change in fair value of financial instruments and noncash interest	(6)	(39)	(42)
Loss on extinguishment of debt	57	0	0
Stock-based compensation	38	34	22
Change in other long-term liabilities	3	2	(1)
Effects of changes in working capital items	(205)	128	(235)
Net cash provided by operating activities	973	1,206	818
Investing activities:
Capital expenditures, net	(211)	(246)	(259)
Expenditures for cable and satellite television distribution rights, net	(58)	(2)	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	0	(95)	0
Decrease in restricted cash	1	2	1
Changes in other noncurrent assets	(2)	(3)	4
Net cash used in investing activities	(270)	(344)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(2,387)	(1,246)	(837)
Principal borrowings of debt from senior secured credit facility	1,674	1,717	465
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	500	0
Payment of debt origination fees	(16)	(7)	0
Payment of bond premium fees	(46)	0	0
Other financing activities	12	20	0
Dividends paid to Liberty	(1,005)	(1,817)	(205)
Dividends paid to noncontrolling interest	(45)	(29)	(50)
Net cash used in financing activities	(763)	(862)	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	(23)	(20)	4
Net increase (decrease) in cash and cash equivalents	(83)	(20)	(61)
Cash and cash equivalents, beginning of period	540	560	621
Cash and cash equivalents, end of period	457	540	560
Effects of changes in working capital items:
Increase in accounts receivable	(63)	(50)	(167)
(Increase) decrease in inventories	(14)	2	29
(Increase) decrease in prepaid expenses	(1)	3	(1)
(Decrease) increase in accounts payable trade	(134)	88	(29)
Increase (decrease) in accrued liabilities and other	7	85	(67)
Effects of changes in working capital items	(205)	128	(235)
Supplemental cash flow information:
Cash paid for taxes-to Liberty	385	338	358
Cash paid for taxes-other	156	128	145
Cash paid for interest	$ 206	$ 215	$ 231